Intangible assets (Details) - Schedule of intangible assets - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
At cost
At cost, Beginning Balance		SFr 6,765,613
At cost, Exchange differences	SFr (3,654)	6,120
At cost, Additions	6,733,050	2,343,677
At cost, Ending Balance	15,844,806	9,115,410
Accumulated amortization and impairment losses
Accumulated amortization and impairment losses, Beginning Balance
Accumulated amortization and impairment losses, Impairment	(1,529,929)
Accumulated amortization and impairment losses, Ending Balance	(1,529,929)
Net book value
Net book value	14,314,877	9,115,410
Licenses [Member]
At cost
At cost, Beginning Balance		1,482,520
At cost, Exchange differences
At cost, Additions	3,893,681
At cost, Ending Balance	5,376,201	1,482,520
Accumulated amortization and impairment losses
Accumulated amortization and impairment losses, Beginning Balance
Accumulated amortization and impairment losses, Impairment	(1,482,520)
Accumulated amortization and impairment losses, Ending Balance	(1,482,520)
Net book value
Net book value	3,893,681	1,482,520
IP & Data rights [Member]
At cost
At cost, Beginning Balance		193,989
At cost, Exchange differences
At cost, Additions
At cost, Ending Balance	193,989	193,989
Accumulated amortization and impairment losses
Accumulated amortization and impairment losses, Beginning Balance
Accumulated amortization and impairment losses, Impairment	(47,409)
Accumulated amortization and impairment losses, Ending Balance	(47,409)
Net book value
Net book value	146,580	193,989
Patents [Member]
At cost
At cost, Beginning Balance		239,593
At cost, Exchange differences
At cost, Additions	55,938	177,623
At cost, Ending Balance	473,154	417,216
Accumulated amortization and impairment losses
Accumulated amortization and impairment losses, Beginning Balance
Accumulated amortization and impairment losses, Impairment
Accumulated amortization and impairment losses, Ending Balance
Net book value
Net book value	473,154	417,216
Internally generated [Member]
At cost
At cost, Beginning Balance		4,849,511
At cost, Exchange differences	(3,654)	6,120
At cost, Additions	2,783,431	2,166,054
At cost, Ending Balance	9,801,462	7,021,685
Accumulated amortization and impairment losses
Accumulated amortization and impairment losses, Beginning Balance
Accumulated amortization and impairment losses, Impairment
Accumulated amortization and impairment losses, Ending Balance
Net book value
Net book value	SFr 9,801,462	SFr 7,021,685